Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,036	$ 1,923
Short-term investments	635	1,000
Accounts receivable, net (including receivables from related parties of $272 and $182 as of December 31, 2024 and March 31, 2024, respectively)	940	781
Contract assets (including contract assets from related parties of $101 and $22 as of December 31, 2024 and March 31, 2024, respectively)	511	336
Prepaid expenses and other current assets	212	157
Total current assets	4,334	4,197
Non-current assets:
Property and equipment, net	354	215
Operating lease right-of-use assets	245	205
Equity investments (including investments held at fair value of $557 and $573 as of December 31, 2024 and March 31, 2024, respectively)	845	741
Goodwill	1,616	1,625
Intangible assets, net	165	152
Deferred tax assets	374	282
Non-current portion of contract assets	272	240
Other non-current assets	291	270
Total non-current assets	4,162	3,730
Total assets	8,496	7,927
Current liabilities:
Accrued compensation and benefits	114	298
Tax liabilities	142	147
Contract liabilities (including contract liabilities from related parties of $105 and $107 as of December 31, 2024 and March 31, 2024, respectively)	176	198
Operating lease liabilities	30	27
Other current liabilities (including payables to related parties of $10 and $7 as of December 31, 2024 and March 31, 2024, respectively)	412	835
Total current liabilities	874	1,505
Non-current liabilities:
Non-current portion of accrued compensation	22	20
Deferred tax liabilities	123	135
Non-current portion of contract liabilities	750	717
Non-current portion of operating lease liabilities	231	194
Other non-current liabilities	77	61
Total non-current liabilities	1,203	1,127
Total liabilities	2,077	2,632
Commitments and contingencies (Note 12)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 1,088 shares authorized and 1,054 shares issued and outstanding as of December 31, 2024; and 1,088 shares authorized and 1,040 shares issued and outstanding as of March 31, 2024	2	2
Additional paid-in capital	2,739	2,171
Accumulated other comprehensive income (loss)	345	371
Retained earnings	3,333	2,751
Total shareholders’ equity	6,419	5,295
Total liabilities and shareholders’ equity	$ 8,496	$ 7,927